INVESTMENT IN JOINT VENTURE - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment in joint venture
Total Investment in Joint Venture	$ 19,305	$ 21,392
JCU
Investment in joint venture
Total Investment in Joint Venture	$ 19,305	$ 21,392